Summary of significant accounting policies (Tables)	12 Months Ended
Sep. 30, 2024
Summary of significant accounting policies
Schedule of useful lives of property and equipment, net
Machinery and equipment	5 - 10 years
Transportation equipment	4 years
Office equipment	3 - 5 years

Summary of component of basic and diluted EPS
Year Ended September 30,	2024	2023	2022
Net (loss) income available for ordinary shareholders (A)	$(4,654,679)	$2,543,813	$2,223,979
Weighted average outstanding ordinary shares (B)
- basic	7,088,326	3,628,923	2,905,984
- potentially dilutive shares from convertible promissory notes	-	4,823,952	-
- diluted	7,088,326	8,452,875	2,905,984

(Loss) earnings per ordinary share - basic (A/B)	$(0.66)	$0.70	$0.77

(Loss) earnings per ordinary share - diluted (A/B)	$(0.66)	$0.30	$0.77

Summary of antidilutive securities
	As of	As of
	September 30,	September 30,
	2024	2023
Warrants to purchase ordinary shares	3,433,167	-